Property, Plant and Equipment: (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 12,234,092	$ 12,408,524
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	12,234,092	12,408,524
Cost: Furniture and office equipment	409,149	529,648
Accumulated Depreciation: Furniture and office equipment	(394,769)	(511,518)
Net: Furniture and office equipment	14,380	18,130
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Total cost property, plant and equipment	12,855,876	13,150,807
Total accumulated depreciation property, plant and equipment	(593,404)	(710,153)
Total net property, plant and equipment	$ 12,262,472	$ 12,440,654